Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets:
Financial assets, fair value	$ 185,372	$ 46,853	$ 86,874
Liabilities:
Liabilities, fair value	31,152
Corporate bonds
Financial Assets:
Financial assets, fair value	22,828	3,732	12,574
Commercial paper
Financial Assets:
Financial assets, fair value	107,093	23,641	65,412
Level 1
Financial Assets:
Financial assets, fair value	55,451	15,250	8,888
Liabilities:
Liabilities, fair value	0
Level 1 | Corporate bonds
Financial Assets:
Financial assets, fair value	0	0
Level 1 | Commercial paper
Financial Assets:
Financial assets, fair value	0	0
Level 2
Financial Assets:
Financial assets, fair value	129,921	31,603	77,986
Liabilities:
Liabilities, fair value	2,952
Level 2 | Corporate bonds
Financial Assets:
Financial assets, fair value	22,828	3,732	12,574
Level 2 | Commercial paper
Financial Assets:
Financial assets, fair value	107,093	23,641	65,412
Level 3
Financial Assets:
Financial assets, fair value	0	0
Liabilities:
Liabilities, fair value	28,200
Level 3 | Corporate bonds
Financial Assets:
Financial assets, fair value	0	0
Level 3 | Commercial paper
Financial Assets:
Financial assets, fair value	0	0
Parapyre Option Obligation
Liabilities:
Liabilities, fair value	2,952
Parapyre Option Obligation | Level 1
Liabilities:
Liabilities, fair value	0
Parapyre Option Obligation | Level 2
Liabilities:
Liabilities, fair value	2,952
Parapyre Option Obligation | Level 3
Liabilities:
Liabilities, fair value	0
CVR liability
Liabilities:
Liabilities, fair value	28,200
CVR liability | Level 1
Liabilities:
Liabilities, fair value	0
CVR liability | Level 2
Liabilities:
Liabilities, fair value	0
CVR liability | Level 3
Liabilities:
Liabilities, fair value	28,200
Money market funds
Financial Assets:
Financial assets, fair value	55,451	15,250	8,888
Money market funds | Level 1
Financial Assets:
Financial assets, fair value	55,451	15,250	$ 8,888
Money market funds | Level 2
Financial Assets:
Financial assets, fair value	0	0
Money market funds | Level 3
Financial Assets:
Financial assets, fair value	$ 0	0
U.S. government securities
Financial Assets:
Financial assets, fair value		4,230
U.S. government securities | Level 1
Financial Assets:
Financial assets, fair value		0
U.S. government securities | Level 2
Financial Assets:
Financial assets, fair value		4,230
U.S. government securities | Level 3
Financial Assets:
Financial assets, fair value		$ 0